Document and Entity Information	6 Months Ended
Sep. 30, 2024
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001985062
Amendment Flag	false